Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Summary of financial information, by segment

						$ million
						2017
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	45,440	219,853	—	1,469	(26,554)	240,208
Less: sales and other operating revenues between segments	(24,179)	(1,800)	—	(575)	26,554	—
Third party sales and other operating revenues	21,261	218,053	—	894	—	240,208
Earnings from joint ventures and associates – after interest and tax	930	674	922	(19)	—	2,507
Segment results
Replacement cost profit (loss) before interest and taxation	5,221	7,221	836	(4,445)	(212)	8,621
Inventory holding gains (losses)[a]	8	758	87	—	—	853
Profit (loss) before interest and taxation	5,229	7,979	923	(4,445)	(212)	9,474

Finance costs						(2,074)
Net finance expense relating to pensions and other post-retirement benefits						(220)
Profit (loss) before taxation						7,180
Other income statement items
Depreciation, depletion and amortization
US	4,631	875	—	65	—	5,571
Non-US	8,637	1,141	—	235	—	10,013
Charges for provisions, net of write-back of unused provisions, including change in discount rate	220	304	—	2,902	—	3,426
Segment assets
Investments in joint ventures and associates	12,093	2,349	10,059	484	—	24,985
Additions to non-current assets[b]	14,500	2,677	—	275	—	17,452

[a]	See explanation of inventory holding gains and losses on page 147.

[b]	Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

						$ million
						2016
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	33,188	167,683	—	1,667	(19,530)	183,008
Less: sales and other operating revenues between segments	(17,581)	(1,291)	—	(658)	19,530	—
Third party sales and other operating revenues	15,607	166,392	—	1,009	—	183,008
Earnings from joint ventures and associates – after interest and tax	723	608	647	(18)	—	1,960
Segment results
Replacement cost profit (loss) before interest and taxation	574	5,162	590	(8,157)	(196)	(2,027)
Inventory holding gains (losses)[a]	60	1,484	53	—	—	1,597
Profit (loss) before interest and taxation	634	6,646	643	(8,157)	(196)	(430)

Finance costs						(1,675)
Net finance expense relating to pensions and other post-retirement benefits						(190)
Profit (loss) before taxation						(2,295)
Other income statement items
Depreciation, depletion and amortization
US	4,396	856	—	71	—	5,323
Non-US	7,835	1,094	—	253	—	9,182
Charges for provisions, net of write-back of unused provisions, including change in discount rate	352	758	—	6,719	—	7,829
Segment assets
Investments in joint ventures and associates	10,968	3,035	8,243	455	—	22,701
Additions to non-current assets[b]	17,879	3,109	—	216	—	21,204

[a]	See explanation of inventory holding gains and losses on page 147.

[b]	Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
4. Segmental analysis – continued

						$ million
						2015
By business	Upstream	Downstream	Rosneft	Other businesses and corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	43,235	200,569	—	2,048	(22,958)	222,894
Less: sales and other operating revenues between segments	(21,949)	(68)	—	(941)	22,958	—
Third party sales and other operating revenues	21,286	200,501	—	1,107	—	222,894
Earnings from joint ventures and associates – after interest and tax	192	491	1,330	(202)	—	1,811
Segment results
Replacement cost profit (loss) before interest and taxation	(937)	7,111	1,310	(13,477)	(36)	(6,029)
Inventory holding gains (losses)[a]	(30)	(1,863)	4	—	—	(1,889)
Profit (loss) before interest and taxation	(967)	5,248	1,314	(13,477)	(36)	(7,918)
Finance costs						(1,347)
Net finance expense relating to pensions and other post-retirement benefits						(306)
Profit before taxation						(9,571)
Other income statement items
Depreciation, depletion and amortization
US	4,007	906	—	77	—	4,990
Non-US	8,866	1,162	—	201	—	10,229
Charges for provisions, net of write-back of unused provisions, including change in discount rate	824	611	—	11,781	—	13,216
Segment assets
Investments in joint ventures and associates	8,304	3,214	5,797	519	—	17,834
Additions to non-current assets[b]	17,635	2,130	—	315	—	20,080

[a]	See explanation of inventory holding gains and losses on page 147.

[b]	Includes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

Disclosure of geographical areas

			$ million
			2017
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	83,269	156,939	240,208
Other income statement items
Production and similar taxes	52	1,723	1,775
Results
Replacement cost profit (loss) before interest and taxation	(266)	8,887	8,621
Non-current assets
Non-current assets[b] [c]	61,828	123,646	185,474

[a]	Non-US region includes UK $48,837 million.

[b]	Non-US region includes UK $18,004 million.

[c]	Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

			$ million
			2016
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	65,132	117,876	183,008
Other income statement items
Production and similar taxes	155	528	683
Results
Replacement cost profit (loss) before interest and taxation	(8,311)	6,284	(2,027)
Non-current assets
Non-current assets[b] [c]	64,628	118,152	182,780

[a]	Non-US region includes UK $37,119 million.

[b]	Non-US region includes UK $18,615 million.

[c]	Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

4. Segmental analysis – continued

			$ million
			2015
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	74,162	148,732	222,894
Other income statement items
Production and similar taxes	215	821	1,036
Results
Replacement cost profit (loss) before interest and taxation	(12,243)	6,214	(6,029)
Non-current assets
Non-current assets[b] [c]	67,776	111,106	178,882

[a]	Non-US region includes UK $51,550 million.

[b]	Non-US region includes UK $19,152 million.

[c]	Includes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.